WOA All Asset I
RISK/RETURN
Investment Objective.
The investment objective of the WOA All Asset I (the “Fund”) is maximum total returns.
Fees and Expenses of the Fund.
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WOA All Asset I WOA All Asset I Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WOA All Asset I WOA All Asset I Class I
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.10%
Other Expenses	[1]	0.32%
Acquired Fund Fees and Expenses	[2]	0.40%
Total Annual Fund Operating Expenses		1.82%
[1]	These expenses are based on estimated amounts for the Fund's initial fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 YEAR	3 YEARS
WOA All Asset I WOA All Asset I Class I	185	573

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund Manager expects a portfolio turnover of approximately 25 % annually for the next three years, though the Fund’s annual portfolio turnover rate may exceed 25%.

Principal Investment Strategies.

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.”  The Fund’s investment adviser, Water Oak Advisors, LLC (the “Fund Manager”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

  investing in a diversified portfolio of Underlying Funds. The Fund invests primarily in Underlying Funds that invest in or are linked to U.S. equity securities, fixed income securities, real estate, and commodities, but may also invest in Underlying Funds linked to foreign, including emerging market, indexes; and

  as a hedging technique, investing in ETFs that are inverse to the market (the value of the ETF goes up when the market or a certain sector goes down) and in ETNs that provide a hedge against equity market volatility (the value of the ETN goes up when the equity markets are volatile).

The Fund Manager actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries or using a hedging technique, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. When selecting Underlying Funds for investment, the Fund Manager considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). The Fund Manager may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if the Fund Manager believes that another Underlying Fund offers a better opportunity to achieve the Fund’s objective. The Fund Manager may sell an inverse ETF or market volatility ETN when it believes that the opportunities for the hedged investment have improved.

Principal Investment Risks.

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective. The Fund’s returns will vary and you could lose money on your investment in the Fund.

  Debt Securities Risk – When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

  Inverse Risk – The Fund may engage in hedging activities by investing in inverse ETFs. Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

  Real Estate Risk – The Fund may invest in Underlying Funds that own securities in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in Underlying Funds that own real estate securities (which include real estate investment trusts “REITs”) may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities.

  Commodities Risk – The Fund may invest in Underlying Funds that own securities linked to the commodities sector. Investing in the commodities markets (indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Management Risk – The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Fund Manager may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

  Market Risk – Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

  Foreign Securities Risk – Underlying Funds that are linked to foreign indexes may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies that comprise the foreign index generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities held by these Underlying Funds.

  Emerging Markets Risk – Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

  Smaller and Medium Issuer Risk – Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

  Underlying Funds Risk – You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

  Lack of Operating History Risk – The Fund is newly formed and therefore has no performance history for investors to evaluate. In addition, certain types of transactions may have a disproportionate impact on the Fund’s performance if the Fund does not achieve significant scale. The Fund may also not grow to an economically viable size and thus may be liquidated at a time that is not beneficial for all of its shareholders.

Performance.

The Fund is expected to commence investment operations on or about the date of this Prospectus and currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compared to those of a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.